FORM 13F


                                                       .........................
                                                             OMB Approval
                                                       .........................

                                                       OMB Number: 3235-0006
                                                       Expires: October 31, 2003
                                                       Estimated average burden
                                                       hours per response...23.5
                                                       .........................


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2002

                 Check here if Amendment [X]; Amendment Number:1

                        This Amendment (Check only one.):
                          [X] is a restatement.
                          [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Monica R. Landry
                                 Managing Member
                                 (415) 421-2132





                              /s/ Monica R. Landry
                            ------------------------
                            San Francisco, California
                                February 14, 2003



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       121

                    Form 13 F Information Table Value Total:

                             $ 2,403,506 (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.



Farallon Capital Management
FORM 13F
                31-Dec-02



Column 1                       Column 2         Column 3  Column 4 Column 5               Column 6   Column 7  Column 8

                                                                                                                  Voting Authority
                                                                                                                --------------------
                                                            Value    Shares/    Sh/  Put/ Invstmt    Other
Name of Issuer                 Title of class   CUSIP     (x$1000)   Prn Amt    Prn  Call Discretion Managers   Sole     Shared None
--------------                 --------------   -----     --------   -------    ---  ---- ---------  --------   ----     ------ ----

Agere Systems                  CL B             00845V209    8,166   5,832,977  SH         Other         1     5,832,977
Agere Systems Inc              CL A             00845V100   10,692   7,424,717  SH         Other         1     7,424,717
Agilent Tech Inc               DBCV 3%12/0      00846UAB7    6,388   6,650,000  PRN        Other         1     6,650,000
Allied Waste Industries        COM PAR$.01NEW   019589308   24,432   2,443,200  SH         Other         1     2,443,200
American International Group   COM              026874107   16,044     277,351  SH         Other         1       277,351
American Water Works Inc       COM              030411102   41,387     910,000  SH         Other         1       910,000
AMN Healthcare Services        COM              001744101    6,228     368,300  SH         Other         1       368,300
Amylin Pharmaceuticals Inc     COM              032346108   46,499   2,881,000  SH         Other         1     2,881,000
Anthem Inc.                    COM              03674B104   14,404     229,000  SH         Other         1       229,000
Arch Capital Group             COM              G0450A105   22,863     733,498  SH         Other         1       733,498
Argosy Gaming                  COM              040228108   24,401   1,289,000  SH         Other         1     1,289,000
Astoria Financial Corp         COM              046265104    1,968      72,500  SH         Other         1        72,500
Avaya Inc                      NOTE 10/3        053499AA7   11,289  27,450,000  PRN        Other         1    27,450,000
Aviron                         NOTE 5.25% 2/0   053762AD2    2,293   2,299,000  PRN        Other         1     2,299,000
Banco Latinoamericano Exp      CL E             P16994132    1,120     246,200  SH         Other         1       246,200
Barra Inc.                     COM              068313105    5,469     180,320  SH         Other         1       180,320
Bay View Capital Corporation   COM              07262L101    2,012     350,000  SH         Other         1       350,000
Big City Radio                 CL A             089098107      399     234,500  SH         Other         1       234,500
Brookfield Properties Corp     COM              112900105   13,532     744,203  SH         Other         1       744,203
Bruker Axs Inc.                COM              11679P101    3,168   1,641,318  SH         Other         1     1,641,318
Bruker Daltonics Inc.          COM              116795105    6,333   1,303,100  SH         Other         1     1,303,100
Capital Pacific Holdings Inc.  COM              14040M104    9,132   2,809,851  SH         Other         1     2,809,851
Catalytica Energy Systems      COM              148884109    6,294   2,280,338  SH         Other         1     2,280,338
Cendant Corporation            COM              151313103    2,266     216,197  SH         Other         1       216,197
Centerpulse Ltd - Spon ADR     SPON ADR         152005104    1,340      77,300  SH         Other         1        77,300
ChevronTexaco Corp             COM              166764100   15,592     234,542  SH         Other         1       234,542
CIA Vale Do Rio Doce ADR       SPON ADR         204412209   17,045     589,600  SH         Other         1       589,600
Citigroup Inc                  COM              172967101   24,888     707,238  SH         Other         1       707,238
City Investing Co Liq. Tr      UNIT BEN INT     177900107   23,233  12,228,129  SH         Other         1    12,228,129
Copper Mountain Networks Inc.  COM NEW          217510205      356      83,460  SH         Other         1        83,460
COR Therapeutics Inc           NOTE 5% 3/0      217753AD4  188,700 174,017,000  PRN        Other         1   174,017,000
COR Therapeutics Inc           NOTE 4.5% 6/1    217753AG7   51,743  47,200,000  PRN        Other         1    47,200,000
Crawford & Company             CL A             224633206       48      11,700  SH         Other         1        11,700
CSG Systems Intl Inc           COM              126349109   10,648     780,100  SH         Other         1       780,100
Cypress Semiconductor          NOTE 4% 2/0      232806AE9   28,538  34,750,000  PRN        Other         1    34,750,000
D&E Communications             COM              232860106      603      72,071  SH         Other         1        72,071
Darden Restaurants Inc.        COM              237194105    9,816     480,000  SH         Other         1       480,000
Dianon Systems Inc.            COM              252826102   15,515     325,200  SH         Other         1       325,200
Dole Food Company              COM              256605106   21,177     650,000  SH         Other         1       650,000
Dreyer's Grand Ice Cream       COM              261878102   12,148     171,200  SH         Other         1       171,200
Elan PLC                       *W EXP 08/31/200 G29539163      137   1,374,400  SH         Other         1     1,374,400
ELAN PLC                       *W EXP 01/14/200 284131802       10     250,000  SH         Other         1       250,000
Emcor Group                    COM              29084Q100   10,072     190,000  SH         Other         1       190,000
Enterasys Networks Inc         COM              293637104    1,246     798,500  SH         Other         1       798,500
Fording Inc.                   COM              345426100    9,451     450,000  SH         Other         1       450,000
FTD Inc                        CL A             30265Q109    7,467     468,750  SH         Other         1       468,750
G & K Services Inc.            CL A             361268105   19,506     551,013  SH         Other         1       551,013
Gartner Group                  COM              366651107   13,249   1,440,100  SH         Other         1     1,440,100
Gartner Group                  CL B             366651206   14,696   1,555,180  SH         Other         1     1,555,180
General Maritime Corp          SHS              Y2692M103    7,887   1,058,723  SH         Other         1     1,058,723
Golf Trust of America          COM              38168B103      151     112,200  SH         Other         1       112,200
Halliburton Co.                COM              406216101    2,619     140,000  SH         Other         1       140,000
Health Net, Inc.               COM              42222G108   66,985   2,537,300  SH         Other         1     2,537,300
Hispanic Broadcasting Corp     CL A             43357B104    1,330      64,700  SH         Other         1        64,700
Household International        COM              441815107   38,075   1,369,100  SH         Other         1     1,369,100
I2 Technologies Inc            NOTE 5.25% 12/1  465754AF6   37,327  63,000,000  PRN        Other         1    63,000,000
Innovative Solutions           COM              45769N105      307      49,200  SH         Other         1        49,200
Insurance Auto Auctions        COM              457875102   30,315   1,827,300  SH         Other         1     1,827,300
International Game Technology  COM              459902102    2,202      29,000  SH         Other         1        29,000
Invitrogen Corp                COM              46185R100   45,986   1,467,800  SH         Other         1     1,467,800
Invitrogen Corp                NOTE 2.25% 12/01 46185RAD2   11,042  13,000,000  PRN        Other         1    13,000,000
Jack in the Box, Inc.          COM              466367109      875      50,600  SH         Other         1        50,600
Jo-Ann Stores Inc              CL B NON VTG     47758P208    3,868     200,000  SH         Other         1       200,000
Jones Lang Lasalle Inc         COM              48020Q107    6,761     439,616  SH         Other         1       439,616
Juniper Networks               NOTE 4.75% 3/1   48203RAA2    8,027  10,266,000  PRN        Other         1    10,266,000
Juno Lighting                  COM NEW          482047206    5,033     520,526  SH         Other         1       520,526
Korn/Ferry International       COM NEW          500643200   15,988   2,137,500  SH         Other         1     2,137,500
La Quinta Corp                 COM              50419U202    6,011   1,366,200  SH         Other         1     1,366,200
Lam Research Corp              COM              512807108      257      23,800  SH         Other         1        23,800
Liberty Media                  COM SER A        530718105   18,595   2,080,000  SH         Other         1     2,080,000
Loews Corp                     CAROLNA GP STK   540424207    2,027     100,000  SH         Other         1       100,000
Loews Corp.                    COM              540424108   63,480   1,427,800  SH         Other         1     1,427,800
Metamor Worldwide              NOTE 2.94% 8/1   59133PAA8   10,569  26,423,000  PRN        Other         1    26,423,000
Millennium Pharmaceuticals     COM              599902103    2,300     289,634  SH         Other         1       289,634
Montpelier Re Holdings         COM              G62185106   53,561   1,973,500  SH         Other         1     1,973,500
Network Associates Inc.        COM              640938106   16,090   1,000,001  SH         Other         1     1,000,001
Northrop Grumman Corp          COM              666807102   32,414     334,170  SH         Other         1       334,170
Officemax Inc.                 COM              67622M108   30,746   6,149,300  SH         Other         1     6,149,300
On Assignment Corp             COM              682159108    7,889     925,891  SH         Other         1       925,891
On Command Corp                COM              682160106      317     466,100  SH         Other         1       466,100
Packaging Dynamics Corp        COM              695160101    2,640     400,000  SH         Other         1       400,000
PG&E Corporation               COM              69331C108   38,263   2,752,700  SH         Other         1     2,752,700
Pharmacia Corp                 COM              71713U102  425,670  10,183,500  SH         Other         1    10,183,500
Pilgrims Pride Corp            CL A             721467207      201      34,000  SH         Other         1        34,000
Platinum Underwriters Holdings COM              G7127P100   17,127     650,000  SH         Other         1       650,000
Potash Corp of Saskatchewan    COM              73755L107   29,531     464,400  SH         Other         1       464,400
PRG Schultz International      COM              69357C107      872      98,029  SH         Other         1        98,029
Providian                      NOTE 2/1         74406AAB8   16,811  50,560,000  PRN        Other         1    50,560,000
Quantum Corp                   COM DSSG         747906204    1,576     590,200  SH         Other         1       590,200
Quebecor World Inc.            COM NON-VTG      748203106   26,057   1,170,200  SH         Other         1     1,170,200
Quintiles Transactional Corp   COM              748767100    7,260     600,000  SH         Other         1       600,000
Rational Software Corp         COM              75409P202   11,429   1,100,000  SH         Other         1     1,100,000
Renal Treatment CTRS Inc       NOTE 5.625% 7/1  759671AC4    5,132   4,810,000  PRN        Other         1     4,810,000
Riverstone Networks, Inc       COM              769320102      339     159,900  SH         Other         1       159,900
Sanmina-Sci Corp               COM              800907107    3,448     767,992  SH         Other         1       767,992
Sappi Ltd. (ADR)               SPON ADR NEW     803069202   36,789   2,782,800  SH         Other         1     2,782,800
Scripps E W Co Ohio            CL A             811054204    2,255      29,300  SH         Other         1        29,300
Sealed Air Corp New            COM              81211K100   11,339     304,000  SH         Other         1       304,000
Sealed Air Corp New            PFD CV A $2      81211K209   62,852   1,475,401  SH         Other         1     1,475,401
Sempra Energy                  COM              816851109   22,342     944,700  SH         Other         1       944,700
Sepracor                       NOTE 5.75% 11/1  817315AQ7   19,949  29,830,000  PRN        Other         1    29,830,000
Sepracor Inc                   SDCV 5% 2/1      817315AL8   32,928  53,003,000  PRN        Other         1    53,003,000
Sepracor Inc.                  SDCV 7% 12/1     817315AH7   16,302  19,250,000  PRN        Other         1    19,250,000
Siebel Systems                 NOTE 5.5% 9/1    826170AC6   20,824  21,468,000  PRN        Other         1    21,468,000
SINA.com                       COM              G81477104      162      25,000  SH         Other         1        25,000
Starwood Hotels & Resorts      PAIRED CTF       85590A203   22,316     940,000  SH         Other         1       940,000
Sun Microsystems               COM              866810104      676     217,500  SH         Other         1       217,500
Symbol Technologies Inc.       COM              871508107    3,699     450,000  SH         Other         1       450,000
Syncor International Corp      COM              87157J106   28,250   1,015,500  SH         Other         1     1,015,500
Ticketmaster                   CL B             88633P203    1,509      71,100  SH         Other         1        71,100
TMP Worldwide                  COM              872941109    1,105      97,700  SH         Other         1        97,700
Trammell Crow Co               COM              89288R106    5,303     589,200  SH         Other         1       589,200
Trizec Properties Inc.         COM              89687P107   12,524   1,333,761  SH         Other         1     1,333,761
United Stationers Inc          COM              913004107   89,462   3,106,225  SH         Other         1     3,106,225
Veritas Corp                   NOTE 1.856% 8/1  92343RAA1    3,546   4,100,000  PRN        Other         1     4,100,000
Vical Inc                      COM              925602104      502     144,700  SH         Other         1       144,700
Waste Management Inc           COM              94106L109   20,695     902,934  SH         Other         1       902,934
Waters Corp                    COM              941848103   28,551   1,310,900  SH         Other         1     1,310,900
WebMD Corp                     COM              94769M105   26,225   3,067,300  SH         Other         1     3,067,300
Yankee Candle                  COM              984757104   25,757   1,609,800  SH         Other         1     1,609,800
Zebra Technologies             CL A             989207105    8,251     144,000  SH         Other         1       144,000